Shareholders’ Equity (Details) - Schedule of Status of Options Under the Plan - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Dec. 31, 2023	Jun. 30, 2024
Schedule of Status of Options Under the Plan [Abstract]
Number of options at the ending of year	10,520,774	14,144,997
Weighted average exercise price Outstanding at ending of year	$ 5.03	$ 4.68
Aggregate intrinsic value Outstanding at ending of year	$ 2,264	$ 1,673
Weighted average remaining contractual life (years) ending of year	7 years 29 days	7 years 4 months 24 days
Number of options Exercisable options		8,076,167
Weighted average exercise price Exercisable options		$ 4.8
Aggregate intrinsic value Exercisable options		$ 1,621
Weighted average remaining contractual life (years) Exercisable options		6 years 2 months 15 days
Number of options Granted		3,737,570
Weighted average exercise price Granted		$ 3.73
Number of options Exercised		(22,602)
Weighted average exercise price Exercised		$ 1.1
Number of options Forfeited and cancelled		(90,745)
Weighted average exercise price Forfeited and cancelled		$ 5.78